Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Summary of stock-based compensation expense
Total stock-based compensation expense was as follows (in thousands):

	Three Months Ended March 31,
	2022	2021
General and administrative	$458	$317
Research and development	203	55

Total stock-based compensation expense	$661	$372

Total stock-based compensation expense was as follows (in thousands):

	Year Ended December 31,
	2021	2020
General and administrative	$1,940	$201
Research and development	355	71

Total stock-based compensation expense	$2,295	$272

Summary of fair value of stock options granted to grantees
The assumptions used to determine the grant date fair value of stock options granted to grantees were as follows, presented on a weighted-average basis:

	Three Months Ended March 31,
	2022	2021
Expected term (in years)	—	6.03
Expected volatility	— %	82.9%
Risk-free interest rate	— %	0.6%
Dividend yield	— %	— %

The assumptions used to determine the grant date fair value of stock options granted to grantees were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2021	2020
Expected term (in years)	6.03	6.03
Expected volatility	82.3%	83.3%
Risk-free interest rate	0.9%	0.7%
Dividend yield	— %	— %

Summary of stock option activity
The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding at December 31, 2021	11,711,174	$0.86	9.1	$11,304
Exercised	(881,993)	0.48	—	—
Forfeited	(1,556,098)	0.53	—	—

Outstanding at March 31, 2022	9,273,083	$0.95	8.6	$8,130

Vested and exercisable at March 31, 2022	1,978,319	$0.54	6.8	$2,541

The following table summarizes the Company’s stock option activity, excluding performance and market awards:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in Thousands)
Outstanding at December 31, 2020	4,173,285	$0.49	8.9	$199

Granted	10,800,000	$0.89
Exercised	(3,103,769)	$0.43
Forfeited	(158,342)	$0.65
Expired	—

Outstanding at December 31, 2021	11,711,174	$0.86	9.1	$11,304

Vested and exercisable at December 31, 2021	1,381,326	$0.48	7.7	$1,781